Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES
Net pool revenues	$ 300,295	$ 370,583	$ 138,631
Time charter revenues	97,374	75,375	94,213
Voyage charter revenues	90,032	41,283	8,040
Interest income from investment in term loans	0	0	9,118
Other revenues	39,195	26,952	0
Total revenues	526,896	514,193	250,002
Voyage expenses	(55,241)	(19,816)	(11,223)
Vessel operating expenses	(182,598)	(137,164)	(98,403)
Time-charter hire expense	(59,647)	(74,898)	(22,160)
Depreciation and amortization	(104,149)	(73,760)	(53,292)
General and administrative expenses	(18,211)	(17,354)	(12,821)
(Loss) gain on sale of vessels	(20,594)	771	9,955
Restructuring charges	0	(4,772)	0
Income (loss) from operations	86,456	187,200	62,058
Interest expense	(29,784)	(17,389)	(9,128)
Interest income	117	107	287
Realized and unrealized loss on derivative instruments	(964)	(1,597)	(1,712)
Equity income	13,101	14,411	5,228
Other (expense) income	(6,071)	(3,097)	3,805
Net income	$ 62,855	$ 179,635	$ 60,538
Per common share amounts
Basic earnings per share (in dollars per share)	$ 0.40	$ 1.36	$ 0.67
Diluted earnings per share (in dollars shares)	0.40	1.35	0.66
Cash dividends declared (in dollars per share)	$ 0.18	$ 0.24	$ 0.12
Weighted-average number of Class A and Class B common stock outstanding
Basic (in shares)	156,323,348	130,136,228	85,882,685
Diluted (in shares)	156,565,415	130,717,709	86,247,137